Financial instruments and fair values (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of foreign currencies
The following table presents the Company’s exposure to the Canadian dollar:

	2019 $	2018 $
Cash and cash equivalents	12,711	364
Accounts receivable and accrued interest receivable	33	24
Accounts payable and accrued liabilities	(2,332)	(1,677)
Net exposure	10,412	(1,289)

	Reporting date rate
	2019 $	2018 $
CA$ – US$	0.770	0.733